Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	$ 44	$ 15	$ 123	$ 1,054	$ 1,062	$ 558
Walmart [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues					1,000	500
Software as a Service (“SaaS”) [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues			28	54	62	57
Hardware Sales [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues						$ 1
Professional services [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	44		95	1,000
Software as a Service [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues		$ 15	$ 28	$ 54